Benefit Plans - Fair Value of pension plan assets (Details) - Pension benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net periodic cost
Total plan assets at fair value	$ 2,809	$ 2,882
Total plan assets at fair value, allocation (as a percent)	100.00%	100.00%
Investments measured using the net asset value practical expedient	$ 2,687	$ 3,598
Securities lending obligation	(222)	(216)
Derivatives Counterparty and Cash Collateral Netting	(6)
Other net plan assets	31	20
Fair value of plan assets	5,299	6,284	$ 5,650
Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	$ 345	$ 418
Total plan assets at fair value, allocation (as a percent)	12.30%	14.50%
Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	$ 2,459	$ 2,425
Total plan assets at fair value, allocation (as a percent)	87.50%	84.10%
Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	$ 5	$ 39
Total plan assets at fair value, allocation (as a percent)	0.20%	1.40%
Fair value of plan assets	$ 5	$ 39	10	$ 18
Equity securities
Components of net periodic cost
Total plan assets at fair value	316	419
Equity securities | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	51	126
Equity securities | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	265	264
Equity securities | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	0	29
Fair value of plan assets	0	29	0	1
U.S. government and agencies
Components of net periodic cost
Total plan assets at fair value	681	594
U.S. government and agencies | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	172	174
U.S. government and agencies | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	509	420
U.S. government and agencies | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	0	0
Corporate
Components of net periodic cost
Total plan assets at fair value	1,484	1,553
Corporate | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	0	0
Corporate | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	1,479	1,543
Corporate | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	5	10
Fair value of plan assets	5	10	$ 10	$ 10
Short-term investments
Components of net periodic cost
Total plan assets at fair value	320	294
Short-term investments | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	122	97
Short-term investments | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	198	197
Short-term investments | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	0	0
Cash and cash equivalents
Components of net periodic cost
Total plan assets at fair value		21
Cash and cash equivalents | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value		21
Cash and cash equivalents | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value		0
Cash and cash equivalents | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value		0
Free Standing Derivative Assets
Components of net periodic cost
Total plan assets at fair value	19	1
Free Standing Derivative Assets | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	0	0
Free Standing Derivative Assets | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	19	1
Free Standing Derivative Assets | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	0	$ 0
Free Standing Derivative Liabilities
Components of net periodic cost
Total plan assets at fair value	(11)
Free Standing Derivative Liabilities | Quoted prices in active markets for identical assets (Level 1)
Components of net periodic cost
Total plan assets at fair value	0
Free Standing Derivative Liabilities | Significant other observable inputs (Level 2)
Components of net periodic cost
Total plan assets at fair value	(11)
Free Standing Derivative Liabilities | Significant unobservable inputs (Level 3)
Components of net periodic cost
Total plan assets at fair value	$ 0